UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 7, 2005


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	393,878



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
BERKSHIRE HATHAWAY, INC.        COM   084670108     41984       512 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      9321      3413 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     27031   1127221 SH         SOLE          SOLE
BRIGGS & STRATTON               COM   109043109     16366    473140 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    13449    270665 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     2572    140000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     32575   1041740 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5685    131620 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     27371    951043 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       306      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     27210    631460 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105       651    357800 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108      1660     51471 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       535     15900 SH         SOLE          SOLE
GLOBAL IMAGING SYSTEMS, INC.    COM   37934A100      1525     44784 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     19113    501136 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     21006    927398 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       470      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     20414    419097 SH         SOLE          SOLE
LANDSTAR SYSTEM, INC.           COM   515098101      4483    112000 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     10405   1292603 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     33944    102706 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      2750    146686 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       578     12500 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       402      7000 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     10901    247800 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3867    256070 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       479      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     31130    622975 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       683     25000 SH         SOLE          SOLE
THE SOUTH FINANCIAL GROUP INC.  COM   837841105       531     19791 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       332      6400 SH         SOLE          SOLE
THOR INDUSTRIES, INC.           COM   885160101     23294    685110 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106       855      2500 SH         SOLE          SOLE
                                                   393878